1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 16, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,549

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,549 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the J.P. Morgan EM Sovereign and Corporate Credit Core Index (the “Underlying Index”), which was developed by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”). The Underlying Index is composed of U.S. dollar-denominated bonds issued by sovereign, quasi-sovereign and corporate issuers in emerging markets (“EM”), as defined by the Index Provider. The Underlying Index is market capitalization-weighted subject to diversification constraints that aim to provide a more even distribution of weights across the constituent countries.

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

Securities and Exchange Commission

June 16, 2022

Bonds are eligible for inclusion in the Underlying Index if they are issued by (i) an EM sovereign; (ii) an EM quasi-sovereign entity, defined as an entity that is 100% guaranteed or 100% owned by the government; or (iii) a corporate entity that is headquartered in an EM country, that has 100% of its assets in EM countries or that has 100% of assets securing the issue in EM countries. Corporate issuers must be domiciled in Africa, Asia (excluding Japan), Eastern Europe, Middle East or Latin America. For sovereign and quasi-sovereign issuers, country eligibility is based on gross national income per capita or gross domestic product indexed to purchasing power.

Eligible sovereign and quasi-sovereign issues must have a current face amount outstanding of at least $1 billion. Eligible corporate issues must have a current face amount outstanding of at least $500 million. All securities in the Underlying Index must be U.S. dollar-denominated and have at least 2.5 years to maturity to be included and a remaining maturity of at least one year at the time of rebalancing to stay in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk. As a result, the Underlying Index consists of both investment-grade and non-investment-grade bonds (commonly referred to as “junk bonds”).

The Underlying Index may include fixed-rate, floating-rate and capitalizing/ amortizing bonds, as well as privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Convertible bonds, inflation-linked instruments and defaulted corporate bonds are excluded.

The Index Provider uses market capitalization weighting subject to diversification constraints, which are designed to limit the weights of countries in the Underlying Index with greater debt outstanding and reallocate excess weight to countries with lower debt outstanding. The Underlying Index is rebalanced on the last U.S. business day of each month.

As of May 11, 2022, the Underlying Index included issuers in 70 EM countries, and a significant portion of the Underlying Index included sovereign and corporate bonds, including bonds of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

Securities and Exchange Commission

June 16, 2022

The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,511, filed pursuant to Rule 485(a)(2) on December 17, 2021, relating to iShares Emergent Food and AgTech Multisector ETF (“PEA 2,511”), which became effective on April 8, 2022.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,511. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

Securities and Exchange Commission

June 16, 2022

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies – Fundamental Investment Policies,” “Investment Policies – Notations Regarding the Fund’s Fundamental Investment Policies,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Committees of the Board of Trustees,” “Management – Remuneration of Trustees and Advisory Board Members,” “Management – Control Persons and Principal Holders of Securities,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units — Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cass Redemption Method,” “Creation and Redemption of Creation Units “Costs associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Excise Tax,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Sale of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board,” “Miscellaneous Information –Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

June 16, 2022

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre Smith

Adithya Attawar

Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Jakob Edson